Acquisitions (Tables)	3 Months Ended
Mar. 31, 2026
Acquisitions [Abstract]
Schedule of Estimated Consideration Transferred for Each Acquisition

The following table summarizes the total consideration transferred for each acquisition:

in thousands	Handa	KMMI	NSW	KCM	Total
Equity	$2,026	$12,106	$4,864	$4,068	$23,064
Purchase consideration payable to dissenting shareholders(1)	4,798	27,920	6,499	8,996	48,213
Settlement of preexisting relationship(2)	—	—	643	(643)	—
Total estimated consideration	$6,824	$40,026	$12,006	$12,421	$71,277

(1)      The purchase consideration payable will be settled in Korean Won (KRW)

(2)      Represents the effective settlement of NSW’s existing accounts payable to KCM and KCM’s existing accounts receivable from NSW in connection with their concurrent acquisitions by EM LLC, which was determined based on the respective carrying values at the Closing Date.

Schedule of Preliminary Allocation of Purchase Price to Assets Acquired	Accordingly, the provisional amounts are subject to change, and any adjustments are expected to be completed within the one-year measurement period from the acquisition date.
in thousands	Handa	KMMI	NSW	KCM	Total
Cash and cash equivalents	$457	$125	$701	$95	$1,378
Non-trade accounts receivable	18	70	930	17	1035
Non-trade accounts receivable – related parties	—	—	—	—	—
Accounts receivable	70	—	1,527	—	1,597
Accounts receivable – related parties	—	—	—	—	—
Inventories	12	—	918	437	1,367
Prepaid expenses and other current assets	4	17	110	—	131
Property, plant and equipment, net	661	1,654	3,152	2,698	8,165
Intangible assets, net	4,540	290	1,470	450	6,750
Other noncurrent assets	43	221	51	6	321
Total assets acquired	5,805	2,377	8,859	3,703	20,744

Accounts payable	(54)	(79)	(1,273)	(168)	(1,574)
Accounts payable – related parties	—	—	(869)	—	(869)
Short term debt	—	(1,121)	(367)	(303)	(1,791)
Short term debt – related parties	—	—	(2,165)	(573)	(2,738)
Current portion of long-term debt	(7)	(16)	(137)	(398)	(558)
Accrued expenses and other current liabilities	(67)	(80)	(1,025)	(153)	(1,325)
Long term debt	(338)	(525)	(280)	(1,920)	(3,063)
Other noncurrent liabilities	(153)	(135)	(369)	(127)	(784)
Total liabilities assumed	(619)	(1,956)	(6,485)	(3,642)	(12,702)
Net assets acquired	5,186	421	2,374	61	8,042
Goodwill	1,648	39,605	9,632	12,360	63,245
Noncontrolling interest	(10)	—	—	—	(10)
Total purchase price	$6,824	$40,026	$12,006	$12,421	$71,277

Schedule of Finite-lived Intangible Assets Amortized Using Straight-Line Method

Finite-lived intangible assets that are being amortized using the straight-line method over their estimated useful lives as of January 5, 2026 consist of the following:

in thousands	Handa	KMMI	NSW	KCM	Total	Weighted Average Useful Life (Years)
Developed technology	$4,540	$—	$970	$450	$5,960	14.7
Existing customer relationships	—	290	500	—	790	12.8
Total intangible assets	$4,540	$290	$1,470	$450	$6,750	14.5

Schedule of Pro Forma Financial Information	This pro forma information is for informational purposes only and is not necessarily indicative of the results of operations that would have occurred had the acquisitions been completed on that date, nor is it indicative of future results.
	Three Months Ended March 31, (Unaudited)
in thousands	2026	2025
Pro Forma Revenue(1)	$1,879	$1,592
Pro Forma Net Loss	(440,313)	(20,322)

(1)      Since the acquisition of the Operating Companies on January 5, 2026, the unaudited condensed consolidated statement of operations for the three months ended March 31, 2026 includes revenue of $1.9 million and losses of $1.2 million.